Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Interest income recorded as an effect of financial instruments	€ 43,297	€ 42,139	€ 105,070
Interest expense recorded as an effect of financial instruments	397,187	408,508	457,895
Allowances for doubtful accounts recorded as an effect of financial instruments	549,631	430,974
Net gains (losses) from foreign currency transactions	36,159	5,688
Amount of Gain (Loss) recognized in AOCI on Derivatives	1,613	(1,357)	12,700
Amount of (Gain) Loss reclassified from AOCI in Income	€ 26,370	26,468	€ 41,496
Interest rate contracts | Maximum
Financial instruments
Maturity period	22 months
Foreign exchange contracts | Maximum
Financial instruments
Maturity period	14 months
Derivatives not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	€ 1,160	828
Derivatives not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	(8,275)	(2,109)
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	9,435	2,937
Derivatives not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	7,771	(11,877)
Derivatives not designated as hedging instruments | Share Options to secure the Convertible Bonds
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	(7,771)	11,877
Designated as cash flow hedges | Derivatives designated as hedging instruments
Financial instruments
Amount of Gain (Loss) recognized in AOCI on Derivatives	1,613	(1,357)
Amount of (Gain) Loss reclassified from AOCI in Income	26,370	26,468
Designated as cash flow hedges | Derivatives designated as hedging instruments | Interest rate contracts
Financial instruments
Amount of Gain (Loss) recognized in AOCI on Derivatives	(388)	1,050
Amount of (Gain) Loss reclassified from AOCI in Income	27,875	26,335
Designated as cash flow hedges | Derivatives designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of Gain (Loss) recognized in AOCI on Derivatives	2,001	(2,407)
Amount of (Gain) Loss reclassified from AOCI in Income	€ (1,505)	€ 133